Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000005526 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	85.60%
C000005526 | U.S. Treasury Inflation-Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000005526 | GS Mortgage-Backed Securities Trust
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000005526 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000005526 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000005526 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000166332 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	85.60%
C000166332 | U.S. Treasury Inflation-Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000166332 | GS Mortgage-Backed Securities Trust
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000166332 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000166332 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000166332 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000225818 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	85.60%
C000225818 | U.S. Treasury Inflation-Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000225818 | GS Mortgage-Backed Securities Trust
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225818 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000225818 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225818 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.60%